SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Number of options
Outstanding, balance		11,085,678
Granted		1,478,150
Exercised		(1,505,904)
Forfeited		(380,091)
Outstanding, balance		10,677,833		11,085,678
Options vested and expected to vest at the end of the year		10,418,555
Exercisable options at the end of the year		5,970,970
Weighted average exercise price
Outstanding, weighted average exercise price		$ 4.67
Granted, weighted average exercise price		19.76
Exercised, weighted average exercise price		2.47
Forfeited, weighted average exercise price		14.89
Outstanding, weighted average exercise price		6.68		$ 4.67
Options vested and expected to vest at the end of the year		6.58
Exercisable, weighted average exercise price		$ 3.93
Additional Disclosures
Outstanding, weighted average remaining contractual term		7 years 1 month 2 days		7 years 8 months 16 days
Exercisable, weighted average remaining contractual term		6 years 3 months 14 days
Options vested and expected to vest, weighted average remaining contractual term		7 years 22 days
Outstanding at the beginning of the year, aggregate intrinsic value		$ 182,755
Outstanding at the end of the year, aggregate intrinsic value		172,751	[1]	$ 182,755
Options vested and expected to vest at the end of the year, aggregate intrinsic value	[2]	169,537
Exercisable, aggregate intrinsic value	[3]	$ 112,844

[1]	Represents intrinsic value of 10,315,440 outstanding options that are in-the-money as of December 31, 2015. The remaining 362,393 outstanding options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.
[2]	Represents intrinsic value of 10,068,248 vested and expected to vest options that are in-the-money as of December 31, 2015. The remaining 350,307 vested and expected to vest options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.
[3]	Represents intrinsic value of 5,819,196 exercisable options that are in-the-money as of December 31, 2015. The remaining 151,774 exercisable options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.